SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
NOTE 19:-	SELECTED STATEMENTS OF OPERATIONS DATA
		Year ended December 31,
		2016	2015	2014
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$1	$78	$73
	Interest on long-term loans to affiliate	56	267	68
	Foreign currency transaction adjustments	130	374	220
	Other	37	9	24
		224	728	385
	Expenses:
	Bank charges and interest expenses	985	942	1,212
	Foreign currency transaction adjustments	194	166	1,168
	Interest on long-term loans to others	70	318	156
	Other	21	31	12
		1,270	1,457	2,548

		$1,046	$729	$2,163

b.	Other expenses (income), net:

	Capital loss (gain)	$9	$10	$(38)
	Loss from sale of subsidiaries	-	-	241

		$9	$10	$203